UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-6307

                      (Investment Company Act File Number)


                  Federated Intermediate Government Fund, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  02/28/07


               Date of Reporting Period:  Quarter ended 11/30/06







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED INTERMEDIATE GOVERNMENT FUND, INC.
PORTFOLIO OF INVESTMENTS
November 30, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                 GOVERNMENT AGENCIES--29.9%
                 FEDERAL HOME LOAN BANK SYSTEM--19.2%
  $ 7,500,000     5.000%, 9/18/2009                                                                                    $   7,538,963
                 FEDERAL HOME LOAN MORTGAGE CORPORATION--10.7%
    4,250,000   1 4.500%, 7/15/2013                                                                                        4,199,822
                    TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $11,573,006)                                              11,738,785
                 MORTGAGE- BACKED SECURITIES--0.1%
                 FEDERAL HOME LOAN MORTGAGE CORPORATION--0.1%
      23,608     6.500%, 12/1/2015 (IDENTIFIED COST $23,517)                                                                 24,145
                 ADJUSTABLE RATE MORTGAGES--0.9%
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION ARM--0.9%
     364,743     3.740%, 6/1/2033 (IDENTIFIED COST $365,484)                                                                361,176
                 COLLATERALIZED MORTGAGE OBLIGATIONS--40.8%
                 FEDERAL HOME LOAN MORTGAGE CORPORATION--5.1%
    1,977,157     REMIC 2981 FA, 5.720%, 5/15/2035                                                                         1,980,498
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION--35.7%
    4,776,361     REMIC 2006-58 FP, 5.620%, 7/25/2036                                                                      4,796,382
    4,408,725     REMIC 2006-85 PF, 5.700%, 9/25/2036                                                                      4,432,169
    4,776,350     REMIC 370 F21, 5.620%, 5/25/2036                                                                         4,789,430
                    TOTAL                                                                                                14,017,981
                    TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                               (IDENTIFIED COST             15,998,479
                    $15,935,878)
                 REPURCHASE AGREEMENTS--11.1%
    3,650,000   2 Interest in $188,862,000 joint repurchase agreement 5.270%, dated 11/13/2006, under which Banc           3,650,000
                 of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 6/25/2036 for $189,663,772 on 12/12/2006. The market value of the underlying securities at the end of the period was $194,449,903.
     703,000     Interest in $2,000,000,000 joint repurchase agreement 5.320%, dated 11/30/2006, under which                703,000
                 Credit Suisse First Boston LLC will repurchase U.S. Government Agency securities with various maturities to 8/16/2043 for $2,000,295,556 on 12/1/2006. The market value of the underlying securities at the end of the period was $2,060,008,358.
                    TOTAL REPURCHASE AGREEMENTS (AT COST)                                                                 4,353,000
                    TOTAL INVESTMENTS - 82.8%                                                                            32,475,585
                    (IDENTIFIED COST $32,250,885)3
                    OTHER ASSETS AND LIABILITIES - NET - 17.2%                                                            6,828,336
                    TOTAL NET ASSETS - 100%                                                                           $  39,303,921

1 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

2 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

3 At November 30, 2006, the cost of investments for federal tax purposes was $32,250,885. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes from futures contracts was $224,700. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $229,008 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,308.

At   November  30,  2006,  the  Fund  had  the  following   outstanding  futures
     contracts:

        CONTRACTS   NUMBER OF                  NOTIONAL                     EXPIRATION                     UNREALIZED APPRECIATION
                     CONTRACTS                  VALUE                        DATE

         4U.S.       32                         6,560,000                    March 2007                     $8,318
         Treasury
         Note 2-Year
         Futures
         4U.S.       42                         4,458,563                    March 2007                     $19,792
         Treasury
         Note 5-Year
         Futures
         4U.S.       56                         6,114,500                    March 2007                     $12,889
         Treasury
         Note 10-
         Year
         Futures
         4U.S.       10                         1,143,750                    March 2007                     $3,708
         Treasury
         Bond
         Futures
         Total                                                                                              $44,707

4    Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2006.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}or other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


The following acronyms are used throughout this portfolio:

 ARM   --Adjustable Rate Mortgage
 REMIC --Real Estate Mortgage Investment Conduit




ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INTERMEDIATE GOVERNMENT FUND, INC.

BY          /S/ RICHARD A. NOVAK

            Richard A. Novak, Principal Financial Officer
DATE        January 23, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. Christopher Donahue, Principal Executive Officer
DATE        January 23, 2007


BY          /S/ RICHARD A. NOVAK

            Richard A. Novak, Principal Financial Officer
DATE        January 23, 2007